Statements of Stockholders’ Equity - USD ($)	Common Stock	Additional Paid in Capital	Retained Earnings	Total
Balance at Dec. 31, 2019	$ 1,000		$ 598,474	$ 599,474
Balance (in Shares) at Dec. 31, 2019	10,000,000
Net Earnings			1,028,280	1,028,280
Balance at Dec. 31, 2020	$ 1,000		1,626,754	1,627,754
Balance (in Shares) at Dec. 31, 2020	10,000,000
IPO Stock Issuance, Net of Expenses	$ 499	17,944,652		17,945,151
IPO Stock Issuance, Net of Expenses (in Shares)	4,987,951
IPO Warrants Exercised	$ 39	1,871,179		1,871,218
IPO Warrants Exercised (in Shares)	387,867
PIPE Stock Issuance, Net	$ 437	19,778,614		19,779,051
PIPE Stock Issuance, Net (in Shares)	4,371,926
Stock-Based Compensation	$ 1	153,204		153,205
Stock-Based Compensation (in Shares)	6,108
Net Earnings			235,240	235,240
Balance at Dec. 31, 2021	$ 1,976	$ 39,747,649	$ 1,861,994	$ 41,611,619
Balance (in Shares) at Dec. 31, 2021	19,753,852